Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current
Cash	$ 66,613,415	$ 241,702,030
Accounts receivable	53,809,122	37,899,085
Inventories	164,089,089	115,978,979
Prepaid expenses and other current assets	3,723,244	4,647,163
Current assets	288,234,870	400,227,257
Non-current
Other non-current assets	1,353,630	793,298
Property, plant and equipment	123,846,849	32,668,158
Right-of-use assets	61,792,536	60,902,362
Intangible assets	125,856,977	81,899,830
Contract asset	13,053,905	14,113,415
Non-current assets	325,903,897	190,377,063
Total assets	614,138,767	590,604,320
Current
Trade and other payables	75,642,955	40,409,565
Current portion of long-term debt and other debts	9,795,750	13,015,584
Current portion of lease liabilities	5,079,945	4,691,344
Current liabilities	90,518,650	58,116,493
Non-current
Long-term debt and other debts	47,675,755	62,086
Lease liabilities	59,233,709	57,517,973
Share warrant obligations	18,417,632	106,225,934
Non-current liabilities	125,327,096	163,805,993
Total liabilities	215,845,746	221,922,486
SHAREHOLDERS' EQUITY
Share capital	437,899,314	418,709,160
Contributed surplus	132,477,906	122,637,796
Deficit	(147,342,148)	(169,755,726)
Cumulative translation adjustment	(24,742,051)	(2,909,396)
Total shareholders' equity	398,293,021	368,681,834
Total shareholders' equity and liabilities	$ 614,138,767	$ 590,604,320